Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following table sets forth the computation of basic and diluted earnings per share:

	Years ended December 31,
	2024	2023	2022
Numerator:
Net income attributable to common shareholders	$319	$825	$1,034

Denominator:
Basic weighted average shares outstanding	386	258	258
Effect of dilutive share options	3	2	3
Diluted weighted average shares outstanding	389	260	261

Basic earnings per share attributable to common shareholders	$0.83	$3.19	$4.00

Diluted earnings per share attributable to common shareholders	$0.82	$3.17	$3.96